Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 9 – LEASES

A.	Set forth below are details regarding the lease agreements in which the company is (or was) engaged in the reporting periods:

(1)	In May 2019, The Company entered into agreement with a third party (hereinafter - the “Lessor CA”), where under The Company will leases from the Lessor CA offices in California, USA in consideration for monthly lease fees of approximately $2 and for a period of 6 months; in practice, as of the approval date of the Consolidated Financial Statements, the Company still leases the offices from the Lessor, but without a valid lease agreement.

After the term of the agreement, which is shorter than one year, the above lease was accounted for as an operating lease in the financial statements, and consequently the lease expenses in respect of the lease were recognized directly in profit and loss as incurred.

(2)	In January 2019, SOS entered into agreement with a third party (hereinafter - the “Lessor”), to lease offices in Netanya, in consideration for monthly lease fees of approximately $6 (NIS 21 thousand) for a period of one year with an option to extend the lease term by one further year (hereinafter - the “the Agreement”). During the years 2021 to 2024, the agreement terms with the lessor were on a monthly basis. Since there was no long-term lease agreement, the rental expenses were recognized as current expenses, in accordance with the IFRS16 exemption.

(3)	The Company is a party to lease agreements, under which it leases vehicles for a period of 3 years.

(4)	On July 25, 2024, SOS entered into a new lease agreement, in consideration for monthly lease fees of approximately $10 (NIS 35 thousand) The lease period is 5 years with 5 years extensional period.

The company recognized a lease liability of $844 (NIS 3,059 thousand). The Company estimated this liability using a discount rate of 6.83%, as estimated by an independent external appraiser to be the SOS’s incremental interest rate as of that date. On the other hand, SOS recognized a right-of-use asset of an identical amount as of that date.

B.	Set forth below are the changes in the right-of-use assets attributed to vehicles:

	Vehicles	Office space	Total
Cost
As of January 1, 2023	302	-	302
Additions	39	-	39
Derecognitions	(111)	-	(111)
As of December 31, 2023	230	-	230
Additions	45	858	903
Derecognitions	(37)	-	(37)
As of December 31, 2024	238	858	1,096

Accumulated depreciation
As of January 1, 2023	170	-	170
Addition	76	-	76
Derecognitions	(111)	-	(111)
As of December 31, 2023	135	-	135
Additions	64	35	99
Derecognitions	(37)	-	(37)
As of December 31, 2024	162	35	197

Amortized cost
As of December 31, 2024	76	823	899

As of December 31, 2023	95	-	95

C.	Lease liabilities

	December 31
	2024	2023
Composition:

Lease liabilities in respect of lease of vehicles	76	93
Lease liabilities in respect of lease of office space	832	-
Less current maturities	100	60
	808	33

The contractual repayment dates of the lease liabilities subsequent December 31, 2024:

First year - current maturities	100
Second year	77
Third year onwards	731
908
D.	Additional details regarding lease transactions

	For the year ended December 31,
	2024	2023
Finance expenses for lease liabilities	34	12

Expenses short-term leases (*)	48	116

Cash flow used in lease transactions	116	81

(*)	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.